Exhibit 99.29

KPMG LLP
345 Park Avenue
New York, NY 10154-0102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Onslow Bay Financial LLC (the “Company”)
BofA Securities, Inc. (the “Initial Purchaser”)
(together, the “Specified Parties”)

Re: OBX 2022-INV5 Trust – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “OBX 2022-INV5 Prelim ASF Tape 20221004_V3.xlsx” provided by the Company on October 11, 2022, containing information on 1,008 mortgage loans (the “Loans”) as of October 1, 2022 (the “Data File”), which we were informed are intended to be included as collateral in the offering by OBX 2022-INV5 Trust. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

●	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

●	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

●	The term “Loan File” means the following information sources provided by the Company or Initial Purchaser on behalf of the Company for each Selected Loan (defined below): Promissory Note, Uniform Residential Loan Application (URLA), Final Closing Disclosure, Occupancy Statement, Appraisal Report, Purchase Agreement, Addendum to Purchase Agreement, Uniform Underwriting and Transmittal Summary, and Title Report. We make no representation regarding the validity or accuracy of these documents or the execution of the applicable documents by the borrower.

●	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table below.

●	The term “Provided Information” means the Loan File and Instructions.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 101 Loans from the Data File (the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Loans we were instructed to randomly select from the Data File.
B.	For each Selected Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Loan File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan File or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Loan File information is listed in the order of priority.

Attribute	Loan File / Instructions
Seller Loan Number	Provided by the Company
Original Term to Maturity	URLA
Original Amortization Term	URLA, Promissory Note
Original Loan Amount	Promissory Note
Original Interest Rate	Promissory Note
Current Payment Amount Due	Promissory Note
First Payment Date of Loan	Promissory Note
State	Promissory Note
City	Promissory Note
Postal Code	Promissory Note
Prepayment Penalty Total Term	Promissory Note
Occupancy	URLA, Occupancy Statement
Property Type

Appraisal Report

Use the Uniform Underwriting and Transmittal Summary for the following Selected Loans:

OBX2022INV500397
OBX2022INV500415

Consider property types of “dPUD (PUD with “de minimus” monthly HOA dues" and “PUD (Only for use with Single-Family Detached Homes with PUD riders)” to be “PUD.”

Original Appraised Property Value	Appraisal Report Do not perform any procedure on the following Selected Loans: OBX2022INV500397 OBX2022INV500415

Sales Price	Final Closing Disclosure, Appraisal Report, Uniform Underwriting and Transmittal Summary, Purchase Agreement, Addendum to Purchase Agreement
Loan Purpose

URLA, Final Closing Disclosure, Uniform Underwriting and Transmittal Summary. Do not perform any procedure on the portion of the attribute related to the Loan Purpose initiation, purpose of cash out or if the loan is for a first-time home purchase.

Junior Mortgage Balance	Uniform Underwriting and Transmittal Summary, Title Report
Original LTV	Recompute by dividing (i) Original Loan Amount, by (ii) the Sales Price if purchase or the Original Appraised Property Value if not a purchase
Original CLTV

Recompute by dividing (i) the sum of (a) Original Loan Amount and (b) Junior Lien Balance (if applicable), by

(ii) the Sales Price if purchase or the Original Appraised Property Value if not a purchase

C.	For each Selected Loan, we recomputed the Maturity Date using the First Payment Date of the Loan and the Original Term to Maturity included in the Data File. We compared the results of our recomputation to the corresponding month and year in the Promissory Note.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loans being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the nature of issued securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

New York, New York

October 14, 2022

Exhibit A

The Selected Loans(1)
OBX2022INV500345
OBX2022INV500318
OBX2022INV500959
OBX2022INV500165
OBX2022INV500817
OBX2022INV500332
OBX2022INV500947
OBX2022INV500710
OBX2022INV500557
OBX2022INV500518
OBX2022INV500579
OBX2022INV500058
OBX2022INV500784
OBX2022INV500842
OBX2022INV500553
OBX2022INV500076
OBX2022INV500998
OBX2022INV500397
OBX2022INV500055
OBX2022INV500807
OBX2022INV500061
OBX2022INV500424
OBX2022INV500112
OBX2022INV500395
OBX2022INV500247
OBX2022INV500602
OBX2022INV500468
OBX2022INV500406
OBX2022INV500996
OBX2022INV500244
OBX2022INV500008
OBX2022INV500354
OBX2022INV500711
OBX2022INV500339
OBX2022INV500290
OBX2022INV500430
OBX2022INV500925
OBX2022INV500977
OBX2022INV500767

A-1

OBX2022INV500642
OBX2022INV500500
OBX2022INV500863
OBX2022INV500901
OBX2022INV500053
OBX2022INV500446
OBX2022INV500769
OBX2022INV500632
OBX2022INV500816
OBX2022INV500556
OBX2022INV500384
OBX2022INV500594
OBX2022INV500072
OBX2022INV500460
OBX2022INV500405
OBX2022INV500670
OBX2022INV500415
OBX2022INV500618
OBX2022INV500562
OBX2022INV500039
OBX2022INV500107
OBX2022INV500805
OBX2022INV500822
OBX2022INV500357
OBX2022INV500832
OBX2022INV500134
OBX2022INV500104
OBX2022INV500265
OBX2022INV501005
OBX2022INV500285
OBX2022INV500646
OBX2022INV500216
OBX2022INV500495
OBX2022INV500846
OBX2022INV501008
OBX2022INV500410
OBX2022INV500873
OBX2022INV500853
OBX2022INV500032
OBX2022INV500304
OBX2022INV500809
OBX2022INV500577
OBX2022INV500693
OBX2022INV500124

A-2

OBX2022INV500965
OBX2022INV500283
OBX2022INV500346
OBX2022INV500157
OBX2022INV500619
OBX2022INV500741
OBX2022INV500359
OBX2022INV500492
OBX2022INV500804
OBX2022INV500898
OBX2022INV500437
OBX2022INV500220
OBX2022INV500990
OBX2022INV500666
OBX2022INV500723
OBX2022INV500483
OBX2022INV500762
OBX2022INV500621

(1) The Company has assigned a unique 13-digit Loan Number to each Loan in the Data File. The Loan Numbers referred to in this Exhibit are not the Customer Account Numbers.

A-3